UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-06325

Dreyfus MidCap Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/2016

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Midcap Index Fund, Inc.
January 31, 2016 (Unaudited)

Common Stocks--98.6%	Shares		Value ($)
Automobiles & Components--.6%
Dana Holding	309,547		3,680,514
Gentex	595,742		8,155,708
Thor Industries	92,216		4,834,885
			16,671,107
Banks--6.0%
Associated Banc-Corp	303,295		5,322,827
BancorpSouth	169,864		3,546,760
Bank of Hawaii	88,080		5,278,634
Bank of the Ozarks	166,324		7,374,806
Cathay General Bancorp	152,294		4,264,232
Commerce Bancshares	168,743	a	6,940,400
Cullen/Frost Bankers	110,483	a	5,287,716
East West Bancorp	292,459		9,481,521
First Horizon National	481,921		6,134,854
First Niagara Financial Group	713,818		6,988,278
FirstMerit	334,129		6,475,420
Fulton Financial	354,843		4,559,733
Hancock Holding	156,876		3,758,749
International Bancshares	114,523		2,655,788
New York Community Bancorp	979,759		15,166,669
PacWest Bancorp	230,817		8,473,292
Prosperity Bancshares	133,738		5,670,491
Signature Bank	101,662	b	14,165,583
SVB Financial Group	104,672	b	10,605,367
Synovus Financial	266,905		8,148,610
TCF Financial	349,041		4,191,982
Trustmark	139,820		3,025,705
Umpqua Holdings	443,404		6,420,490
Valley National Bancorp	452,035		3,977,908
Washington Federal	188,238		4,018,881
Webster Financial	184,634		6,124,310
			168,059,006
Capital Goods--10.1%
A.O. Smith	152,778		10,671,543
Acuity Brands	89,117		18,039,954

AECOM	309,357	b	8,488,756
AGCO	148,146	a	7,225,080
B/E Aerospace	213,505		8,636,277
Carlisle	132,109		11,054,881
CLARCOR	100,811		4,724,003
Crane	100,578		4,803,605
Curtiss-Wright	88,051		6,075,519
Donaldson	250,381		7,055,737
Esterline Technologies	59,770	b	4,704,497
Fortune Brands Home & Security	325,185	a	15,800,739
GATX	84,800		3,475,104
Graco	113,366		8,239,441
Granite Construction	78,326		3,025,733
Hubbell	110,104		9,956,705
Huntington Ingalls Industries	95,403		12,200,136
IDEX	155,470		11,273,130
ITT	180,323		5,851,481
Joy Global	195,939	a	1,953,512
KBR	291,524		4,157,132
Kennametal	163,316		2,890,693
KLX	109,150	a,b	3,190,455
Lennox International	81,846		9,806,788
Lincoln Electric Holdings	133,867		7,127,079
MSC Industrial Direct, Cl. A	97,617		6,326,558
Nordson	108,062		6,530,187
NOW	214,223	a,b	2,904,864
Orbital ATK	120,008		10,828,322
Oshkosh	153,068	a	5,040,529
Regal Beloit	90,179		5,068,962
Teledyne Technologies	72,006	b	5,850,488
Terex	219,823		4,924,035
Timken	144,672		3,841,042
Toro	111,998		8,346,091
Trinity Industries	307,653		6,589,927
Triumph Group	99,345		2,533,298
Valmont Industries	47,199		5,030,941
Wabtec	195,894		12,527,421
Watsco	51,841		6,024,443
Woodward	115,701		5,344,229
			288,139,317
Commercial & Professional Services--2.5%

CEB	67,573		3,985,456
Clean Harbors	107,696	b	4,772,010
Copart	204,876	b	6,865,395
Deluxe	99,355		5,553,944
FTI Consulting	85,501	b	2,897,629
Herman Miller	121,077		3,101,993
HNI	88,493		3,010,532
Manpowergroup	149,559		11,418,830
MSA Safety	63,211		2,705,431
R.R. Donnelley & Sons	420,705	a	5,877,249
Rollins	189,947		5,233,040
Waste Connections	248,404		14,896,788
			70,318,297
Consumer Durables & Apparel--4.2%
Brunswick	185,509		7,392,534
CalAtlantic Group	155,022		5,036,665
Carter's	105,314		10,238,627
Deckers Outdoor	66,814	b	3,304,620
Fossil Group	85,821	a,b	2,797,765
Jarden	421,283	b	22,349,063
Kate Spade & Company	262,477	b	4,674,715
KB Home	182,398	a	1,980,842
M.D.C. Holdings	77,506	a	1,686,531
NVR	7,439	b	12,281,789
Polaris Industries	123,966	a	9,153,649
Skechers USA, Cl. A	263,568	b	7,429,982
Tempur Sealy International	126,771	b	7,649,362
Toll Brothers	328,167	b	9,063,973
TRI Pointe Group	292,639	b	3,084,415
Tupperware Brands	100,970	a	4,688,037
Vista Outdoor	126,741		6,110,184
			118,922,753
Consumer Services--3.0%
Brinker International	120,139		5,975,714
Buffalo Wild Wings	38,706	a,b	5,894,924
Cheesecake Factory	91,631		4,425,777
Cracker Barrel Old Country Store	48,261	a	6,333,291
DeVry Education Group	114,525	a	2,279,047
Domino's Pizza	110,985		12,644,521
Dunkin' Brands Group	187,861	a	7,394,209
Graham Holdings, Cl. B	9,078		4,400,016

International Speedway, Cl. A	55,501		1,894,804
Jack in the Box	72,234		5,608,248
Panera Bread, Cl. A	48,208	b	9,352,352
Service Corporation International	401,105		9,702,730
Sotheby's	118,408	a	2,781,404
Wendy's	442,301		4,524,739
			83,211,776
Diversified Financials--3.6%
CBOE Holdings	168,166		11,203,219
Eaton Vance	236,441	a	6,776,399
FactSet Research Systems	84,158		12,682,611
Federated Investors, Cl. B	191,207	a	4,835,625
Janus Capital Group	295,587	a	3,721,440
MarketAxess Holdings	76,170	a	8,853,239
MSCI	187,602		12,914,522
Raymond James Financial	258,645		11,331,237
SEI Investments	280,736		11,016,081
SLM	872,883	b	5,586,451
Stifel Financial	140,174	b	4,690,222
Waddell & Reed Financial, Cl. A	167,762		4,603,389
WisdomTree Investments	228,686	a	2,744,232
			100,958,667
Energy--2.8%
California Resources	617,336		882,790
Denbury Resources	708,850	a	1,105,806
Dril-Quip	77,578	b	4,549,174
Energen	158,770		5,599,818
Gulfport Energy	218,524	b	6,457,384
HollyFrontier	371,218		12,981,493
Nabors Industries	583,791		4,296,702
Noble	488,716	a	3,807,098
Oceaneering International	196,934		6,666,216
Oil States International	104,430	b	2,948,059
Patterson-UTI Energy	297,771	a	4,281,947
QEP Resources	325,518		4,173,141
Rowan, Cl. A	252,685		3,196,465
SM Energy	135,128	a	1,889,089
Superior Energy Services	305,338		3,148,035
Western Refining	140,074	a	4,608,435
World Fuel Services	145,128		5,652,736
WPX Energy	470,612	a,b	2,550,717

			78,795,105
Food & Staples Retailing--.6%
Casey's General Stores	79,626		9,614,043
SUPERVALU	539,623	b	2,455,285
United Natural Foods	100,192	b	3,508,724
			15,578,052
Food, Beverage & Tobacco--2.6%
Boston Beer, Cl. A	19,357	a,b	3,469,742
Dean Foods	188,339	a	3,763,013
Flowers Foods	381,661		7,839,317
Hain Celestial Group	210,558	b	7,660,100
Ingredion	145,215		14,626,055
Lancaster Colony	38,947		3,960,131
Post Holdings	124,908	b	7,307,118
Tootsie Roll Industries	36,047	a	1,183,063
TreeHouse Foods	110,309	a,b	8,754,122
WhiteWave Foods	357,713	b	13,503,666
			72,066,327
Health Care Equipment & Services--7.6%
Align Technology	147,718	b	9,770,069
Allscripts Healthcare Solutions	384,305	b	5,295,723
AmSurg	109,383	a,b	8,005,742
Centene	240,841	b	14,946,592
Community Health Systems	238,201	b	5,116,557
Cooper	98,716		12,946,603
Halyard Health	93,211	b	2,311,633
Health Net	157,699	b	10,442,828
Hill-Rom Holdings	114,430		5,593,338
Hologic	501,021	b	17,004,653
IDEXX Laboratories	184,684	a,b	12,953,736
LifePoint Health	87,707	b	6,121,072
LivaNova	87,327	a,b	4,888,565
MEDNAX	190,917	b	13,261,095
Molina Healthcare	83,390	b	4,578,945
Owens & Minor	127,196	a	4,407,341
ResMed	283,253	a	16,060,445
Sirona Dental Systems	113,541	b	12,068,273
STERIS	173,562	a	12,017,433
Teleflex	84,827	a	11,510,176
VCA	163,397	b	8,377,364
WellCare Health Plans	88,816	b	6,748,240

West Pharmaceutical Services	147,296		8,428,277
			212,854,700
Household & Personal Products--.6%
Avon Products	872,106		2,956,439
Edgewell Personal Care	121,593		8,999,098
Energizer Holdings	128,458		4,115,794
			16,071,331
Insurance--5.7%
Alleghany	31,588	b	15,096,537
American Financial Group	146,144		10,373,301
Arthur J. Gallagher & Co.	358,608		13,498,005
Aspen Insurance Holdings	122,584		5,701,382
Brown & Brown	235,264		7,116,736
CNO Financial Group	374,387		6,514,334
Endurance Specialty Holdings	125,297		7,759,643
Everest Re Group	87,042		15,575,295
First American Financial	220,535		7,579,788
Genworth Financial, Cl. A	995,353	b	2,767,081
Kemper	99,495		3,438,547
Mercury General	72,857	a	3,382,751
Old Republic International	496,470		8,976,178
Primerica	96,754		4,354,898
Reinsurance Group of America	133,606		11,253,633
RenaissanceRe Holdings	89,472		10,079,021
StanCorp Financial Group	86,409		9,907,656
The Hanover Insurance Group	87,074		7,095,660
W.R. Berkley	201,267		10,093,540
			160,563,986
Materials--6.4%
Albemarle	227,965		12,000,078
Allegheny Technologies	218,573	a	2,050,215
AptarGroup	127,503		9,294,969
Ashland	127,717		12,102,463
Bemis	195,971		9,381,132
Cabot	127,385		5,138,711
Carpenter Technology	101,933	a	2,829,660
Commercial Metals	235,560		3,278,995
Compass Minerals International	68,074	a	5,095,339
Domtar	127,083		4,098,427
Eagle Materials	100,901		5,402,240
Greif, Cl. A	52,184		1,379,223

Louisiana-Pacific	288,510	a,b	4,535,377
Minerals Technologies	69,523		2,849,748
NewMarket	20,421		7,745,073
Olin	333,087		5,642,494
Packaging Corporation of America	196,191		9,972,389
PolyOne	174,140		4,712,228
Reliance Steel & Aluminum	146,400		8,336,016
Royal Gold	131,974		3,931,505
RPM International	270,349		10,611,198
Scotts Miracle-Gro, Cl. A	91,801		6,304,893
Sensient Technologies	91,965		5,487,552
Silgan Holdings	81,886		4,329,313
Sonoco Products	206,301		8,150,953
Steel Dynamics	494,512		9,074,295
United States Steel	296,814	a	2,077,698
Valspar	148,501		11,632,083
Worthington Industries	91,892		2,810,976
			180,255,243
Media--1.5%
AMC Networks, Cl. A	124,367	a,b	9,052,674
Cable One	9,167		3,941,718
Cinemark Holdings	212,399		6,263,647
DreamWorks Animation SKG, Cl. A	144,207	a,b	3,697,467
John Wiley & Sons, Cl. A	98,476		4,116,297
Live Nation Entertainment	293,296	b	6,657,819
Meredith	75,068		3,176,127
New York Times, Cl. A	248,352	a	3,283,213
Time	219,353		3,290,295
			43,479,257
Pharmaceuticals, Biotech & Life Sciences--2.2%
Akorn	161,359	a,b	4,193,720
Bio-Rad Laboratories, Cl. A	42,278	b	5,395,096
Bio-Techne	74,912		6,194,473
Catalent	196,880	b	4,632,586
Charles River Laboratories
International	93,825	b	6,964,630
Mettler-Toledo International	55,682	b	17,420,114
PAREXEL International	108,032	a,b	6,909,727
United Therapeutics	92,638	b	11,411,149
			63,121,495
Real Estate--10.2%

Alexander & Baldwin	94,151		2,852,775
Alexandria Real Estate Equities	147,238	c	11,658,305
American Campus Communities	229,301	c	9,676,502
Camden Property Trust	176,330	c	13,453,979
Care Capital Properties	170,616	c	5,108,243
Communications Sales & Leasing	243,625		4,680,036
Corporate Office Properties Trust	194,416	c	4,335,477
Corrections Corporation of America	236,279	c	6,807,198
Douglas Emmett	284,887	c	8,426,957
Duke Realty	700,691	c	14,104,910
EPR Properties	121,269	c	7,270,077
Equity One	181,454	c	5,029,905
Highwoods Properties	194,793	c	8,237,796
Hospitality Properties Trust	304,841	c	7,191,199
Jones Lang LaSalle	91,434		12,866,592
Kilroy Realty	187,289	c	10,463,836
Lamar Advertising, Cl. A	167,375		9,391,411
LaSalle Hotel Properties	227,822	a,c	5,048,536
Liberty Property Trust	301,774	c	8,848,014
Mack-Cali Realty	183,984	c	3,825,027
Mid-America Apartment Communities	152,975	c	14,352,114
National Retail Properties	277,603	c	11,920,273
Omega Healthcare Investors	334,427	c	10,604,680
Post Properties	109,946	c	6,298,806
Potlatch	81,910	c	2,362,284
Rayonier	249,745	c	5,267,122
Regency Centers	191,155	c	13,837,710
Senior Housing Properties Trust	478,120	c	6,923,178
Sovran Self Storage	77,664	c	8,751,180
Tanger Factory Outlet Centers	190,971	c	6,109,162
Taubman Centers	123,021	c	8,739,412
UDR	533,148	c	18,974,737
Urban Edge Properties	189,800	c	4,612,140
Weingarten Realty Investors	233,040	c	8,130,766
WP GLIMCHER	370,913		3,367,890
			289,528,229
Retailing--4.0%
Aaron's	130,089		2,976,436
Abercrombie & Fitch, Cl. A	136,366	a	3,578,244
American Eagle Outfitters	367,330	a	5,377,711
Ascena Retail Group	341,851	b	2,522,860

Big Lots	102,099		3,959,399
Cabela's	99,527	b	4,187,101
Chico's FAS	279,564		2,904,670
CST Brands	152,480		5,907,075
Dick's Sporting Goods	182,994		7,151,406
Foot Locker	279,295		18,869,170
Guess?	126,891	a	2,352,559
HSN	65,072		3,062,288
J.C. Penney	628,350	a,b	4,561,821
LKQ	621,873	b	17,039,320
Murphy USA	79,190	b	4,581,142
Office Depot	1,004,541	b	5,173,386
Pool	82,554		6,975,813
Rent-A-Center	105,975		1,443,379
Williams-Sonoma	170,531		8,809,631
			111,433,411
Semiconductors & Semiconductor Equipment--2.2%
Advanced Micro Devices	1,298,473	a,b	2,856,641
Atmel	846,046		6,819,131
Cree	207,954	a,b	5,828,951
Cypress Semiconductor	677,969	b	5,328,836
Fairchild Semiconductor
International	232,898	b	4,772,080
Integrated Device Technology	295,196	b	7,521,594
Intersil, Cl. A	271,371		3,527,823
Microsemi	224,649	b	7,121,373
Silicon Laboratories	78,413	b	3,575,633
SunEdison	627,111	a,b	1,962,857
Synaptics	73,666	b	5,400,454
Teradyne	416,541		8,093,392
			62,808,765
Software & Services--9.2%
ACI Worldwide	238,874	b	4,275,845
Acxiom	154,742	b	2,893,675
ANSYS	181,202	b	15,980,204
Broadridge Financial Solutions	240,803		12,897,409
Cadence Design Systems	604,249	b	11,819,110
CDK Global	322,156		14,190,972
CommVault Systems	83,970	b	3,150,554
Computer Sciences	283,428		9,089,536
comScore	87,988	b	3,390,178

Convergys	198,696		4,856,130
CoreLogic	180,051	b	6,427,821
DST Systems	65,994		6,956,428
Fair Isaac	62,673		5,989,659
Fortinet	299,247	b	8,420,811
Gartner	167,434	b	14,715,774
Global Payments	262,358		15,466,004
j2 Global	92,756		6,725,738
Jack Henry & Associates	162,284		13,174,215
Leidos Holdings	129,159	a	5,956,813
Manhattan Associates	147,963	b	8,530,067
MAXIMUS	132,561		7,074,781
Mentor Graphics	202,577		3,520,788
NeuStar, Cl. A	109,927	a,b	2,702,006
PTC	230,377	b	6,821,463
Rackspace Hosting	230,925	b	4,666,994
Science Applications International	83,895		3,575,605
SolarWinds	125,664	b	7,533,557
Solera Holdings	135,336		7,343,331
Synopsys	316,555	b	13,580,209
Tyler Technologies	66,243	b	10,404,126
Ultimate Software Group	58,477	b	10,270,316
VeriFone Systems	231,612	b	5,417,405
WEX	77,821	b	5,650,583
			263,468,107
Technology Hardware & Equipment--5.1%
3D Systems	209,205	a,b	1,675,732
ARRIS International	360,839	b	9,190,569
Arrow Electronics	190,912	b	9,851,059
Avnet	268,315		10,711,135
Belden	84,738		3,620,007
Ciena	257,824	b	4,581,532
Cognex	172,532		5,564,157
Diebold	129,632		3,593,399
FEI	82,130		5,950,318
Ingram Micro, Cl. A	318,200		8,973,240
InterDigital	70,469		3,173,924
IPG Photonics	73,970	a,b	5,978,995
Jabil Circuit	383,521		7,635,903
Keysight Technologies	347,379	b	8,128,669
Knowles	178,791	b	2,431,558

Lexmark International, Cl. A	123,855		3,493,950
National Instruments	202,333		5,766,490
NCR	248,547	b	5,303,993
NetScout Systems	199,373	b	4,296,488
Plantronics	67,113		3,008,676
Polycom	266,075	b	2,711,304
SYNNEX	58,137		4,880,601
Tech Data	70,692	b	4,411,181
Trimble Navigation	509,222	b	9,822,892
Vishay Intertechnology	270,045		3,094,716
Zebra Technologies, Cl. A	105,719	b	6,385,428
			144,235,916
Telecommunication Services--.2%
Telephone & Data Systems	190,855		4,425,927
Transportation--2.1%
Alaska Air Group	256,697	a	18,071,469
Genesee & Wyoming, Cl. A	114,695	a,b	5,686,578
JetBlue Airways	639,498	b	13,627,702
Kirby	108,957	b	5,518,672
Landstar System	87,231		5,007,932
Old Dominion Freight Line	141,818	b	7,775,881
Werner Enterprises	90,571		2,187,290
			57,875,524
Utilities--5.6%
Alliant Energy	229,996	a	15,027,939
Aqua America	359,795		11,344,336
Atmos Energy	206,055		14,263,127
Black Hills	103,449		5,097,967
Cleco	121,890		6,477,235
Great Plains Energy	314,799		8,776,596
Hawaiian Electric Industries	216,594		6,480,492
IDACORP	101,381		7,055,104
MDU Resources Group	393,096		6,635,460
National Fuel Gas	171,740	a	7,784,974
OGE Energy	407,420		10,686,627
ONE Gas	105,309		5,956,277
PNM Resources	159,610		5,013,350
Questar	354,978		7,238,001
Talen Energy	130,469	b	932,853
UGI	350,216		11,907,344
Vectren	166,521		6,967,239

Westar Energy	287,028		12,502,940
WGL Holdings	100,432		6,707,853
			156,855,714
Total Common Stocks
(cost $2,115,688,843)			2,779,698,012
	Principal
Short-Term Investments--.1%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.19%, 3/17/16	2,175,000	[d]	2,174,387
0.36%, 6/23/16	115,000	[d]	114,834
Total Short-Term Investments
(cost $2,289,329)			2,289,221

Other Investment--1.2%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $32,850,146)	32,850,146	[e]	32,850,146
Investment of Cash Collateral for
Securities Loaned--2.8%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $79,088,172)	79,088,172	[e]	79,088,172
Total Investments (cost $2,229,916,490)	102.7%		2,893,925,551
Liabilities, Less Cash and Receivables	(2.7%)		(75,150,123)
Net Assets	100.0%		2,818,775,428

a Security, or portion thereof, on loan. At January 31, 2016, the value of the fund's securities on loan was $191,621,591 and the value of the collateral held by the fund was $190,745,384, consisting of cash collateral of $79,088,172 and U.S.
Government and Agency securities valued at $111,657,212.
b Non-income producing security.
c Investment in real estate investment trust.
d Held by or on behalf of a counterparty for open financial futures contracts.
e Investment in affiliated money market mutual fund.

At January 31, 2016, net unrealized appreciation on investments was $664,009,061 of which $908,388,817 related to appreciated investment securities and $244,379,756 related to depreciated investment securities. At January 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Real Estate	10.2
Capital Goods	10.1
Software & Services	9.2
Health Care Equipment & Services	7.6
Materials	6.4
Banks	6.0
Insurance	5.7
Utilities	5.6
Technology Hardware & Equipment	5.1
Consumer Durables & Apparel	4.2
Short-Term/Money Market Investments	4.1
Retailing	4.0
Diversified Financials	3.6
Consumer Services	3.0
Energy	2.8
Food, Beverage & Tobacco	2.6
Commercial & Professional Services	2.5
Pharmaceuticals, Biotech & Life Sciences	2.2
Semiconductors & Semiconductor Equipment	2.2
Transportation	2.1
Media	1.5
Automobiles & Components	.6
Food & Staples Retailing	.6
Household & Personal Products	.6
Telecommunication Services	.2
102.7

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
January 31, 2016 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2016	($)
Financial Futures Long
E-mini Standard & Poor's Midcap	304	39,969,920	March 2016	(1,179,540)

The following is a summary of the inputs used as of January 31, 2016 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks†	2,775,890,914	-	-	2,775,890,914
Equity Securities - Foreign Common Stocks†	3,807,098	-	-	3,807,098
Mutual Funds	111,938,318	-	-	111,938,318
U.S. Treasury	-	2,289,221	-	2,289,221
Liabilities ($)
Other Financial Instruments:
Financial Futures††	(1,179,540)	-	-	(1,179,540)

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus MidCap Index Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 23, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 23, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)